CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION [Abstract]
Schedule of Financial Data for Reportable Operating Segments
	Year ended December 31, 2014
	Commercial	Mobility	Services	Total

Revenues	130,306	54,817	50,010	235,133
Cost of Revenues	77,587	37,023	36,888	151,498

Gross profit	52,719	17,794	13,122	83,635

R&D expenses:
Expenses incurred	19,099	8,536	-	27,635
Less - grants	2,015	462	-	2,477

	17,084	8,074	-	25,158

Selling and marketing	23,401	7,809	1,327	32,537
General and administrative	7,808	5,961	7,134	20,903

Operating income (loss)	4,426	(4,050)	4,661	5,037
Financial expenses, net				(3,837)
Income before taxes				1,200
Taxes on income				1,901
Net loss from continuing operations				(701)
Net loss from discontinued operations				(795)
Net loss				(1,496)

Depreciation and amortization expenses	4,885	8,220	2,846	15,951

	Year ended December 31, 2013
	Commercial	Mobility	Services	Total

Revenues	141,576	48,211	45,079	234,866
Cost of Revenues	94,966	33,773	26,471	155,210

Gross profit	46,610	14,438	18,608	79,656

R&D expenses:
Expenses incurred	18,403	11,088	-	29,491
Less - grants	1,203	388	-	1,591

	17,200	10,700	-	27,900

Selling and marketing	22,759	8,139	1,316	32,214
General and administrative	9,973	7,744	5,354	23,071
Restructuring costs	406	158	-	564

Operating income (loss)	(3,728)	(12,303)	11,938	(4,093)
Financial expenses, net				(6,239)
Loss before taxes				(10,332)
Tax benefit				(755)
Net loss from continuing operations				(9,577)
Net loss from discontinued operations				(8,320)
Net loss				(17,897)

Depreciation and amortization expenses	4,996	8,469	4,094	17,559

	Year ended December 31, 2012
	Commercial	Mobility	Services	Total

Revenues	158,882	55,371	57,313	271,566
Cost of Revenues	97,310	40,998	35,329	173,637

Gross profit	61,572	14,373	21,984	97,929

R&D expenses:
Expenses incurred	19,561	12,735	-	32,296
Less - grants	2,261	794	-	3,055

	17,300	11,941	-	29,241

Selling and marketing	24,184	9,128	1,676	34,988
General and administrative	11,221	4,940	7,457	23,618
Restructuring costs	219	96	-	315
Impairment of goodwill and intangible assets	-	31,879	-	31,879

Operating income (loss)	8,648	(43,611)	12,851	(22,112)
Financial expenses, net				(3,432)
Other income				2,729
Loss before taxes				(22,815)
Tax benefit				(1,893)
Net loss from continuing operations				(20,922)
Net loss from discontinued operations				(2,270)
Net loss				(23,192)

Depreciation and amortization expenses	4,960	9,723	3989	18,672

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2014	2013	2012

South America and Central America	$110,825	$84,048	$115,190
Asia and Asia Pacific	51,983	91,616	84,482
North America	41,951	26,155	39,087
Europe	16,393	23,096	23,906
Africa	13,981	9,951	8,901

	$235,133	$234,866	$271,566

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2014	2013

Israel	$66,457	$68,527
Latin America	11,932	4,276
United States	1,999	1,936
Europe	9,486	9,453
Other	1,019	1,177

	$90,893	$85,369